Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments

	December 31, 2020			December 31, 2019
	Fair value	Fair value	Level of Fair	Fair value	Fair value	Level of Fair
(€ million)	asset	liability	value	asset	liability	value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	125	127	2	97	43	2
- Interest currency swap	128	2	2	26		2
- Outright	4	7	2	8	5	2
	257	136		131	48
Derivatives on interest rate
- Interest rate swap	23	74	2	13	34	2
	23	74		13	34
Derivatives on commodities
- Future	418	447	1	192	181	1
- Over the counter	89	77	2	89	58	2
- Other	5		2	12		2
	512	524		293	239
	792	734		437	321
Trading derivatives
Derivatives on commodities
- Over the counter	1,167	1,451	2	2,387	1,953	2
- Future	440	525	1	348	313	1
- Options	4	3	2	21	22	2
	1,611	1,979		2,756	2,288
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	209	30	2	1	596	2
- Future	119	8	1	34	148	1
- Options		51	2		2	2
	328	89		35	746
Option embedded in convertible bonds	2	2	2	11	11	2
Gross amount	2,733	2,804		3,239	3,366
Offsetting	(1,033)	(1,033)		(612)	(612)
Net amount	1,700	1,771		2,627	2,754
Of which:
- current	1,548	1,609		2,573	2,704
- non-current	152	162		54	50

Schedule of hedging derivative instruments

Hedging derivative instruments are disclosed below:

	December 31, 2020			December 31, 2019
	Nominal	Change in	Change in	Nominal	Change in	Change in
	amount of	fair value	fair value	amount of	fair value	fair value
	the hedging	(effective	(ineffective	the hedging	(effective	(ineffective
(€ million)	instrument	hedge)	hedge)	instrument	hedge)	hedge)

Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	821	(438)		2,179	(1,357)	(2)
- Future	541	158	(1)	1,245	(61)
	1,362	(280)	(1)	3,424	(1,418)	(2)

Schedule of breakdown of underlying asset or liability under cash flow hedge

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2020			December 31, 2019
	Change of the			Change of the
	underlying			underlying
	asset used for			asset used for
	the calculation			the calculation
	of hedging	CFH	Reclassification	of hedging	CFH	Reclassification
(€ million)	ineffectiveness	reserve	adjustments	ineffectiveness	reserve	adjustments

Cash flow hedge derivatives
Commodity price risk
- Planned sales	284	(7)	(941)	1,444	(656)	(739)
	284	(7)	(941)	1,444	(656)	(739)

Schedule of effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2020	2019	2018
Net income (loss) on cash flow hedging derivatives	(1)	(2)
Net income (loss) on other derivatives	(765)	289	129
	(766)	287	129

Schedule of effects recognized in finance income (loss)

(€ million)	2020	2019	2018
Derivatives on exchange rate	391	9	(329)
Derivatives on interest rate	(40)	(23)	22
	351	(14)	(307)